CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Reclassified Gains and Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net revenues/(costs)	€ 7,275	€ 19,557	€ (22,055)
Income tax (expense)/benefit	(2,030)	(5,456)	6,153
Total recognized in the consolidated income statement	5,245	14,101	(15,902)
Net revenues/(costs)
Disclosure of detailed information about financial instruments [line items]
Net revenues/(costs)	€ 7,275	€ 19,557	€ (22,055)